CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 HKD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 HKD ($) $ / shares shares
Accounts receivable, allowance	$ 31,127		$ 34,366
Allowance for Doubtful Accounts Receivable	31,127		34,366
Short-term loans	236,985		212,734
Deferred revenue	168,884		129,765
Accrued expenses and other liabilities	158,799		318,539
Customer’s refundable fees	7,070		28,630
Income tax payable	4,374		6,022
Long-term loans	$ 114,109		$ 65,190
Class A and Class B ordinary shares, shares authorized | shares	600,000,000	600,000,000	600,000,000	600,000,000
Treasury Stock, Shares | shares	7,065,058	7,065,058	7,065,058	7,065,058
Commitment Deposits [Member]
Allowance for Doubtful Accounts Receivable	$ 206		$ 206
Funds Receivable [Member]
Accounts receivable, allowance			2,322
Allowance for Doubtful Accounts Receivable			2,322
PRC Domestic Entities [Member]
Short-term loans	59,820		22,734
Deferred revenue	27,095		21,744
Accrued expenses and other liabilities	54,516		106,459
Customer’s refundable fees	10,986		18,295
Income tax payable	1,325		199
Long-term loans	$ 55,958		$ 65,190
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 1		$ 1
Class A and Class B ordinary shares, shares authorized | shares	600,000,000	600,000,000	600,000,000	600,000,000
Ordinary Shares, Shares issued | shares	71,425,120	71,425,120	71,077,816	71,077,816
Ordinary Shares, Shares outstanding | shares	64,360,062	64,360,062	64,012,758	64,012,758
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 1		$ 1
Class A and Class B ordinary shares, shares authorized | shares	600,000,000	600,000,000	600,000,000	600,000,000
Ordinary Shares, Shares issued | shares	24,336,650	24,336,650	24,336,650	24,336,650
Ordinary Shares, Shares outstanding | shares	24,336,650	24,336,650	24,336,650	24,336,650